ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS).
Unrealized appreciation (depreciation) on securities, net of tax of $11,047, $(13,730) and $54,254	$ 18,414	$ (22,885)	$ 88,519
Unrealized appreciation (depreciation) on securities, tax expense (benefit)	11,047	(13,730)	54,254
Amortization of net periodic benefit costs net of actuarial gain, net of tax of $(2,167), $(3,276) and $(8,872)	(3,613)	(5,459)	(14,475)
Amortization of net periodic benefit costs net of actuarial gain, tax expense (benefit)	(2,167)	(3,276)	(8,872)
Total other comprehensive income (loss)	14,801	(28,344)	74,044
Accumulated other comprehensive income, net of related income taxes
Unrealized appreciation on securities	126,126	107,712
Unrecognized actuarial loss and prior service cost	(27,218)	(23,605)
Accumulated other comprehensive income	$ 98,908	$ 84,107